Accounting Principles (Tables)	12 Months Ended
Dec. 31, 2025
Accounting principles
Schedule of financial assets and liabilities measured at fair value

The table below presents the financial liabilities of the Company measured at fair value on December 31, 2025:

On December 31, 2025 (in thousands of euros)	Level 1	Level 2	Level 3
Financial liabilities at fair value through profit or loss
Long-term financial debt - derivatives	—	—	119,385
Short-term financial debt - derivatives	—	—	—
Total liabilities	—	—	119,385

See Note 13.3 – Long-term Derivatives.

The table below presents the financial liabilities of the Company measured at fair value at December 31, 2024:

On December 31, 2024 (in thousands of euros)	Level 1	Level 2	Level 3
Financial liabilities at fair value through profit or loss
Long-term financial debt - derivatives	—	—	24,315
Short-term financial debt - derivatives	—	—	73,400
Total liabilities	—	—	97,715

The table below presents the financial liabilities of the Company measured at fair value on December 31, 2023:

On December 31, 2023 (in thousands of euros)	Level 1	Level 2	Level 3
Financial liabilities at fair value through profit or loss
Long-term financial debt - derivatives	—	—	10,265
Short-term financial debt - derivatives	—	—	—
Total liabilities	—	—	10,265

Summary of entity's geographical split

	As of December 31,
(in thousands of euros)	2023	2024	2025
France	541	48	182
USA	—	—	—
China	—	—	—
Intangible assets	541	48	182
France	8,402	3,664	2,039
USA	724	323	60
China	—	1,018	880
Property, plant and equipment	9,125	5,005	2,979
France	9,958	1,047	1,162
USA	96	—	—
China	—	—	—
Other non-current assets	10,055	1,047	1,162

	As of December 31,
(in thousands of euros)	2023	2024	2025
France	118	69	—
USA	—	—	—
China	4,610	9,129	4,483
Japan	12,750	—	—
Revenue	17,477	9,198	4,483